Pay vs Performance Disclosure - USD ($)		5 Months Ended			12 Months Ended
		May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2026
Summary Compensation Table Total for PEO ($)(1)	[1]	$ 519,026	$ 631,696	$ 755,904
Compensation Actually Paid to PEO ($)		519,026	631,696	755,904
Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	[2]	422,394	488,334	614,489
Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)		422,394	488,334	614,489
Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)		277	199	266
Net Income ($)		8,563,675	9,413,136	8,998,762
Named Executive Officers, Footnote

(1) Mr. Sopko was our principal executive officer ("PEO") for the fiscal years ended May 31, 2026, 2025 and 2024.

(2) The non-PEO named executive officers for whom the average compensation is presented in these tables are Alan R. Klembczyk and Paul M. Heary.

Compensation Actually Paid vs. Total Shareholder Return					The chart below illustrates the relationship between the PEO and average non-PEO NEO CAP amounts and the Company's total shareholder return ("TSR") during fiscal years 2024, 2025 and 2026.
Compensation Actually Paid vs. Net Income					The chart below illustrates the relationship between the PEO and Non-PEO NEO CAP amounts and the Company's net income during fiscal years 2024, 2025 and 2026.
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Adjustment to Compensation Amount		(162,832)	(79,980)	(121,433)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Adjustment to Compensation Amount		0	0	0
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Adjustment to Compensation Amount		0	0	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Adjustment to Compensation Amount		162,832	79,980	121,433
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Adjustment to Compensation Amount		0	0	0
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Adjustment to Compensation Amount		0	0	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	Mr. Sopko was our principal executive officer ("PEO") for the fiscal years ended May 31, 2026, 2025 and 2024.
[2]	The non-PEO named executive officers for whom the average compensation is presented in these tables are Alan R. Klembczyk and Paul M. Heary.